DEBT - Debt issued and Capital Lease Obligations (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 02, 2021	Dec. 28, 2019	Dec. 29, 2018
Debt Instrument [Line Items]
Interest costs	$ 73.9	$ 81.1	$ 63.8
Interest costs capitalized	3.9	5.3	$ 5.3
Fair value of debt	$ 2,340.0	$ 2,050.0
Covenants compliance	we were in compliance with our financial covenants.	we were in compliance with our financial covenants.